FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

                   Franklin California Tax-Free Income Fund
                   ----------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/07
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   31

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  CALIFORNIA 90.9%
  ABAG Finance Authority for Nonprofit Corps. COP,
     Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 ............   $    760,000   $       761,870
     California Mortgage Insured, 6.125%, 3/01/21 ................................................      4,065,000         4,113,170
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 .......................................      6,000,000         6,097,920
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 .......................................     20,625,000        20,855,175
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 .......................      5,000,000         5,107,500
     Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 .................      5,000,000         5,115,050
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...............................      5,525,000         5,592,902
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ......................      5,000,000         5,073,100
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
    Series A, 5.45%, 4/01/39 .....................................................................      5,500,000         5,520,790
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
     Series A, 6.125%, 8/15/20 ...................................................................     23,525,000        24,976,963
     Series C, 5.375%, 3/01/21 ...................................................................      5,000,000         5,138,850
  ABAG Revenue Tax Allocation, RDA Pool,
     Series A4, FSA Insured, 5.875%, 12/15/25 ....................................................        570,000           575,392
     Series A6, FSA Insured, 5.375%, 12/15/25 ....................................................      3,670,000         3,765,934
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
    FSA Insured, 5.30%, 10/01/21 .................................................................      5,450,000         5,647,672
  Alameda Corridor Transportation Authority Revenue,
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ............................     81,685,000        66,171,385
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ............................     70,015,000        56,449,594
     AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ............................     43,770,000        35,273,368
     AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ............................     32,960,000        26,568,397
     Refunding, AMBAC Insured, zero cpn., 10/01/29 ...............................................     20,000,000         6,889,600
     Refunding, AMBAC Insured, zero cpn., 10/01/30 ...............................................     22,000,000         7,207,640
     senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 ........................................     24,490,000        25,020,453
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
     5.00%, 6/01/23 ..............................................................................     19,195,000        19,610,572
     5.30%, 6/01/26 ..............................................................................      7,000,000         7,046,760
     5.00%, 6/01/28 ..............................................................................      8,925,000         9,118,226
  Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ...................................      6,100,000         6,227,856
  Anaheim PFA Lease Revenue,
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/24 ...................................................................................     26,855,000        11,842,518
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/26 ...................................................................................     29,430,000        11,730,504
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/27 ...................................................................................     22,860,000         8,667,369
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/28 ...................................................................................      8,425,000         3,038,055
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/29 ...................................................................................      4,320,000         1,478,045
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/32 ...................................................................................     13,665,000         4,003,845
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/33 ...................................................................................     37,070,000        10,317,693


                                          Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Anaheim PFA Lease Revenue, (continued)
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/34 ...................................................................................   $ 24,970,000   $     6,600,820
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       3/01/37 ...................................................................................     16,080,000         3,728,148
     Public Improvements Project, Series A, FSA Insured, Pre-Refunded, 5.00%, 9/01/27 ............      8,900,000         9,006,889
     Senior, Public Improvements Project, Refunding, Series A-1, FGIC Insured, 5.00%,
       9/01/34 ...................................................................................     10,000,000        10,321,000
  Anaheim PFAR,
     Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 .............................      4,325,000         4,457,042
     Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 .............................      5,500,000         5,650,810
     Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 ......................     20,030,000        18,862,051
  Anaheim UHSD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 .............................      8,570,000         3,461,680
     Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 .........................................      3,900,000         4,097,418
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
    Pre-Refunded, 5.50%, 8/01/22 .................................................................      4,870,000         4,973,536
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
     5.50%, 9/02/08 ..............................................................................      1,140,000         1,156,188
     5.60%, 9/02/09 ..............................................................................      1,205,000         1,227,618
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 .............................................................................      1,670,000         1,673,741
     6.625%, 11/15/22 ............................................................................      3,750,000         3,758,775
  Arcadia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/32 .......................      5,000,000         5,200,050
  Bakersfield City School District GO, Series A, FSA Insured, 5.00%, 11/01/31 ....................      8,390,000         8,706,051
  Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ..........................      4,955,000         4,969,023
  Baldwin Park USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/36 ............................      6,875,000         7,116,863
  Banning USD, GO, Election of 2006, Series A, FGIC Insured, 5.00%, 8/01/31 ......................      5,225,000         5,425,954
  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
    5.00%, 4/01/31 ...............................................................................     51,255,000        53,011,509
  Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 .................      6,500,000         6,647,680
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ..............................      8,590,000         8,901,302
  Bonita USD, GO, Election of 2004,
     Series A, MBIA Insured, 5.00%, 8/01/27 ......................................................      5,100,000         5,274,675
     Series B, FGIC Insured, 5.00%, 8/01/31 ......................................................     10,425,000        10,793,732
  Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
    FSA Insured, 5.80%, 9/02/17 ..................................................................      5,090,000         5,199,791
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
     AMBAC Insured, 5.00%,
        9/02/30 ..................................................................................      5,685,000         5,889,262
        9/02/34 ..................................................................................      5,000,000         5,137,400
  Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 ..........................................      5,145,000         5,326,979
  Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 ......................................      4,285,000         4,520,161
  California Counties Lease Financing Authority COP, CSAC Financing Corp.,
    Amador County Project, ETM, 7.70%, 10/01/09 ..................................................      1,050,000         1,095,612


4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
     Alameda County, 5.875%, 6/01/35 .............................................................   $  7,500,000   $     7,895,100
     Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43 ...................................     10,000,000        10,901,000
     Kern County Corp., Series A, 6.125%, 6/01/43 ................................................     28,135,000        29,960,680
     Kern County Corp., Series B, 6.25%, 6/01/37 .................................................     19,460,000        20,890,115
     Stanislaus Fund, Series A, 5.875%, 6/01/43 ..................................................      8,690,000         9,024,391
  California County Tobacco Securitization Agency Revenue, Tobacco Settlement Asset-Backed,
    Gold Country Settlement Funding Corp., Pre-Refunded, 6.00%, 6/01/38 ..........................     10,000,000        10,924,300
  California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
     Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ...............................     10,235,000        11,100,676
     Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ................................     30,000,000        32,537,400
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 .........................      2,545,000         2,578,518
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ................      8,435,000         1,795,137
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ................      8,435,000         1,683,204
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ................      8,435,000         1,578,104
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ................      8,435,000         1,479,583
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ................      8,435,000         1,387,220
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ................      8,435,000         1,300,677
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ................      8,435,000         1,219,448
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ................      8,435,000         1,143,364
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ...................      7,620,000         3,053,639
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ...................      7,365,000         2,808,937
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ...................      4,120,000         1,495,107
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ...................      5,685,000         1,862,520
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ...................      7,615,000         2,372,225
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ...................      7,615,000         2,249,699
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/36 ......................      7,275,000         7,492,304
     Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 ..................      5,000,000         5,162,550
     Pooled College and University, Series B, 6.75%, 6/01/30 .....................................     11,495,000        12,423,681
     Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 ........................      5,800,000         2,333,514
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...................................     21,250,000        21,555,150
     Stanford University, Series T-1, 5.00%, 3/15/39 .............................................     35,000,000        37,999,850
     Stanford University, Series T-3, 5.00%, 3/15/26 .............................................     25,360,000        27,374,345
     University of Southern California, Series A, 4.50%, 10/01/33 ................................      5,000,000         4,762,850
  California Health Facilities, Financing Authority Revenue, Insured Health Facility, Valleycare,
    Series A, California Mortgage Insured, Pre-Refunded, 5.25%, 5/01/22 ..........................      5,000,000         5,280,350
  California Health Facilities Financing Authority Revenue,
     Casa Colina, 6.125%, 4/01/32 ................................................................     10,300,000        10,831,377
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ...............................     26,345,000        26,745,971
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ...............................    117,175,000       118,924,423
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 .................     12,500,000        12,769,375
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 .................      3,390,000         3,461,021
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .................      5,680,000         5,736,800
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 ................      7,825,000         7,989,716
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ..............      1,610,000         1,642,200
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 .............        550,000           561,000


                                          Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 ............................   $ 13,655,000   $    13,964,149
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 ............................     17,270,000        17,660,993
     Catholic Healthcare West, Series G, 5.25%, 7/01/23 ..........................................      3,000,000         3,104,520
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ........................      8,355,000         8,529,202
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 .........................     52,500,000        53,593,050
     County Program, Series B, 7.20%, 1/01/12 ....................................................      1,840,000         1,844,490
     Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 ......................      5,000,000         5,118,750
     Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 ......................     25,390,000        25,830,516
     Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ...........     11,365,000        11,853,695
     Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 ............      1,445,000         1,448,208
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ...................................     71,050,000        70,537,729
     Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
       8/01/25 ...................................................................................     12,905,000        13,404,423
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ............................................     46,000,000        47,104,920
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ...............................     32,295,000        33,306,802
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ...............................    136,775,000       141,060,161
     Kaiser Permanente, Series A, zero cpn., 10/01/11 ............................................     13,970,000        11,693,868
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ...........................................      7,515,000         7,711,367
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ...........................................     38,260,000        39,126,589
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ...........................................     38,020,000        38,867,086
     Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 ............................................     80,000,000        81,921,600
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 .....................      6,000,000         6,151,980
     Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ........      5,500,000         5,586,350
     Northern California Presbyterian, Refunding, 5.40%, 7/01/28 .................................      6,340,000         6,365,931
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 ............      6,610,000         6,796,005
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 .............      5,000,000         5,151,150
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ..................      8,500,000         8,682,325
     Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured,
       7.50%, 4/01/22 ............................................................................      1,165,000         1,175,136
     Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 .................     10,915,000        11,224,440
     Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 .................      3,070,000         3,122,098
     Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 .............................      5,300,000         5,412,678
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ...........................      5,750,000         5,872,418
     Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 ............................      6,170,000         6,378,978
     Sutter Health, Series A, 5.00%, 11/15/42 ....................................................    100,000,000       100,812,000
     Sutter Health, Series A, 5.25%, 11/15/46 ....................................................     18,500,000        19,078,495
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ........................................     61,000,000        61,964,410
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ......................................     10,600,000        10,860,124
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 .........................        480,000           499,594
     The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 .............................     28,150,000        28,976,484
     The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ......................      7,420,000         7,574,484
     UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ................     26,920,000        27,412,098
     University of California San Francisco-Stanford Health Care, Refunding, Series B,
       AMBAC Insured, 5.00%, 11/15/28 ............................................................     25,000,000        25,460,250
     University of California San Francisco-Stanford Health Care, Series A, FSA Insured,
       Pre-Refunded, 5.00%, 11/15/31 .............................................................      5,750,000         5,908,183
     Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ...........     11,640,000        11,872,800


6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California HFA, SFM Purchase Revenue, Series A-2, FHA Insured, 6.45%, 8/01/25 ..................   $    205,000   $       205,383
  California HFAR,
     Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 ..........................................      2,010,000         2,029,417
     Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ...........................        575,000           237,245
     Home Mortgage, Series K, 4.75%, 8/01/36 .....................................................     10,000,000         9,559,600
     Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
       8/01/31 ...................................................................................      2,605,000         2,233,553
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ............................................      1,235,000         1,241,904
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ............................................     11,950,000        12,138,093
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
       7/01/33 ...................................................................................      5,000,000         5,381,150
     Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29 .....     50,985,000        55,064,310
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ..................................     10,000,000        10,428,700
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 .................................     34,000,000        35,546,660
  California Municipal Finance Authority COP, Community Hospitals of Central California, 5.25%,
     2/01/37 .....................................................................................     30,000,000        30,268,500
     2/01/46 .....................................................................................     73,650,000        74,032,243
  California PCFA, PCR,
     Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 ............     31,500,000        33,147,765
     San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ....................................     32,535,000        32,590,635
  California Resource Efficiency Financing Authority COP, Capital Improvements Program,
     AMBAC Insured,
       5.625%, 4/01/22 ...........................................................................      5,240,000         5,366,441
       5.75%, 4/01/27 ............................................................................        475,000           486,600
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 ........................................................      9,580,000         9,719,485
     Refunding, Series B, 5.50%, 12/01/18 ........................................................      2,500,000         2,542,600
     Series A, 5.20%, 12/01/27 ...................................................................     17,110,000        17,139,771
     Series B, 5.20%, 12/01/28 ...................................................................      3,620,000         3,633,358
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding,
       Series Q, MBIA Insured, 5.375%, 12/01/27 ..................................................     20,055,000        20,281,621
       Series S, 5.00%, 12/01/29 .................................................................     24,595,000        24,859,888
       Series U, 5.00%, 12/01/29 .................................................................     12,000,000        12,175,800
       Series Y, FGIC Insured, 5.00%, 12/01/25 ...................................................     20,000,000        20,659,400
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
     5.25%, 5/01/20 ..............................................................................     50,000,000        53,376,000
     5.375%, 5/01/21 .............................................................................     22,000,000        23,605,340
     5.375%, 5/01/22 .............................................................................     34,020,000        36,502,439
  California State GO,
     5.00%, 2/01/22 ..............................................................................      7,000,000         7,189,000
     6.00%, 5/01/24 ..............................................................................      2,565,000         2,581,647
     5.125%, 4/01/25 .............................................................................      5,000,000         5,182,500
     5.20%, 4/01/26 ..............................................................................     17,000,000        17,734,060
     5.25%, 4/01/27 ..............................................................................          5,000             5,257
     5.25%, 4/01/34 ..............................................................................         20,000            20,874
     AMBAC Insured, 5.90%, 3/01/25 ...............................................................        210,000           210,708


                                          Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
     AMBAC Insured, 5.00%, 4/01/31 ...............................................................   $     20,000   $        20,668
     AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 .................................................     29,980,000        31,806,681
     FGIC Insured, 6.00%, 8/01/19 ................................................................        905,000           906,475
     FGIC Insured, 5.625%, 10/01/26 ..............................................................      8,645,000         8,725,053
     FSA Insured, 5.50%, 4/01/19 .................................................................        570,000           572,360
     FSA Insured, 5.50%, 3/01/20 .................................................................        850,000           852,278
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ...................................................     30,000,000        31,371,900
     MBIA Insured, 5.00%, 10/01/23 ...............................................................      2,350,000         2,379,352
     MBIA Insured, 6.00%, 8/01/24 ................................................................        990,000           991,614
     MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 .................................................      2,650,000         2,684,768
     Pre-Refunded, 5.25%, 9/01/23 ................................................................     19,750,000        20,587,005
     Pre-Refunded, 5.25%, 10/01/23 ...............................................................      9,250,000         9,651,727
     Pre-Refunded, 5.00%, 2/01/27 ................................................................     46,000,000        48,079,200
     Pre-Refunded, 5.25%, 4/01/27 ................................................................      4,995,000         5,366,428
     Pre-Refunded, 5.00%, 2/01/29 ................................................................     13,000,000        13,587,600
     Pre-Refunded, 5.25%, 2/01/29 ................................................................        310,000           327,230
     Pre-Refunded, 5.25%, 4/01/29 ................................................................      5,580,000         5,994,929
     Pre-Refunded, 5.25%, 2/01/30 ................................................................        140,000           147,781
     Pre-Refunded, 5.25%, 4/01/32 ................................................................      9,835,000        10,399,431
     Pre-Refunded, 5.25%, 4/01/34 ................................................................     19,980,000        21,465,713
     Principal Eagles II, Series 3, zero cpn., 3/01/09 ...........................................      7,500,000         7,023,975
     Principal Eagles II, Series 6, zero cpn., 3/01/09 ...........................................      5,000,000         4,682,650
     Principal M-Raes, Series 8, zero cpn., 4/01/09 ..............................................      9,000,000         8,392,410
     Refunding, 5.25%, 9/01/23 ...................................................................      1,250,000         1,302,975
     Refunding, 5.625%, 9/01/24 ..................................................................        255,000           256,849
     Refunding, 5.00%, 8/01/25 ...................................................................     30,000,000        30,943,200
     Refunding, 5.00%, 8/01/28 ...................................................................     10,000,000        10,253,300
     Refunding, 5.25%, 2/01/29 ...................................................................      9,690,000        10,051,825
     Refunding, 5.25%, 2/01/29 ...................................................................     44,000,000        45,631,080
     Refunding, 5.25%, 2/01/30 ...................................................................     29,860,000        30,962,431
     Refunding, 5.00%, 2/01/32 ...................................................................     19,010,000        19,388,109
     Refunding, 5.25%, 4/01/32 ...................................................................        165,000           170,787
     Refunding, AMBAC Insured, 5.00%, 4/01/23 ....................................................      6,250,000         6,429,938
     Refunding, MBIA Insured, 5.00%, 10/01/32 ....................................................      5,000,000         5,127,400
     Refunding, Series BR, 5.30%, 12/01/29 .......................................................     13,000,000        13,030,940
     Various Purpose, 5.125%, 4/01/24 ............................................................     10,000,000        10,376,800
     Various Purpose, 5.00%, 8/01/35 .............................................................     31,545,000        32,173,376
     Various Purpose, Refunding, 5.00%, 6/01/31 ..................................................     30,465,000        31,142,237
     Various Purposes, 5.25%, 12/01/26 ...........................................................        145,000           152,707
     Various Purposes, Pre-Refunded, 5.25%, 12/01/26 .............................................     12,770,000        13,740,392
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
    FSA Insured, 5.85%, 10/01/27 .................................................................      6,735,000         6,901,893
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ........................................      8,645,000         8,839,253
     Department of Corrections, Series C, 5.00%, 6/01/24 .........................................     12,225,000        12,513,510
     Department of Corrections, Series C, 5.00%, 6/01/25 .........................................      4,810,000         4,904,805


8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State Public Works Board Lease Revenue, (continued)
     Department of Corrections, Series C, 5.25%, 6/01/28 .........................................   $ 25,475,000   $    26,422,160
     Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 .............................     12,000,000        12,252,240
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ............................     56,500,000        57,932,840
     Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ...............      7,500,000         7,638,825
     University of California Research Project, Series E, 5.00%, 10/01/29 ........................      5,280,000         5,421,134
     University of California Research Project, Series E, 5.00%, 10/01/30 ........................      5,550,000         5,715,168
     Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 .........      8,320,000         8,500,294
  California State University at Channel Islands Financing Authority Revenue,
    East Campus Community, Series A, MBIA Insured, Pre-Refunded, 5.00%, 9/01/31 ..................     11,000,000        11,489,610
  California State University Revenue,
     Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ...............................      5,000,000         5,145,150
     Systemwide, Refunding, Series C, MBIA Insured, 5.00%, 11/01/26 ..............................     20,970,000        21,733,937
     Systemwide, Refunding, Series C, MBIA Insured, 5.00%, 11/01/29 ..............................     22,705,000        23,484,463
     Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 ..........................................     10,000,000        10,319,900
     Systemwide, Series A, FSA Insured, 5.00%, 11/01/37 ..........................................     18,435,000        19,070,270
     Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 ........................................     16,925,000        17,420,564
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ...............................................      2,415,000         2,615,373
     COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 .................................      5,575,000         6,028,248
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .......................................     37,685,000        38,210,706
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ................................................     32,200,000        33,459,342
     COP, MBIA Insured, 5.00%, 4/01/18 ...........................................................      7,000,000         7,120,050
     COP, MBIA Insured, 5.125%, 4/01/23 ..........................................................      6,000,000         6,106,140
     COP, Refunding, FSA Insured, 5.50%, 8/15/31 .................................................      9,000,000         9,353,070
     COP, The Internext Group, 5.375%, 4/01/17 ...................................................      9,400,000         9,518,064
     COP, The Internext Group, 5.375%, 4/01/30 ...................................................     67,480,000        67,961,807
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ........................      7,252,000         7,667,322
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
    Series A, Radian Insured, 4.60%, 2/01/37 .....................................................      5,010,000         4,773,378
  California Statewide CDA Revenue,
     5.50%, 10/01/33 .............................................................................     45,465,000        47,272,234
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
       Pre-Refunded, ETM, 5.75%, 10/01/25 ........................................................     24,545,000        27,242,495
     COP, ETM, 5.90%, 8/01/21 ....................................................................      4,000,000         4,086,400
     COP, Southern California Development Corp., California Mortgage Insured, 6.10%,
       12/01/15 ..................................................................................      2,080,000         2,099,760
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 ............................      6,000,000         6,181,380
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 ............................      5,000,000         5,121,150
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 ............................      5,000,000         5,104,550
     Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 ............................     11,000,000        11,014,300
     Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 ............................      4,025,000         4,135,929
     East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ...........................     11,000,000        11,473,220
     East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 ..........................     25,000,000        26,100,750
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 .................................      6,300,000         6,319,467
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 .................................     14,000,000        13,957,440
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 .....................................     22,000,000        22,347,380


                                          Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue, (continued)
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 .....................................   $ 50,000,000   $    50,458,500
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 ..........     20,400,000        21,470,388
     Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 ......................................     24,590,000        23,566,318
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ................................................     27,000,000        28,030,590
     Kaiser Permanente, Series B, 5.00%, 3/01/41 .................................................     75,000,000        74,752,500
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ...................     10,000,000        10,116,000
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ............................      7,670,000         7,997,509
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ............................      9,755,000        10,117,203
     Refunding, California Mortgage Insured, 5.50%, 1/01/28 ......................................      3,615,000         3,781,905
     Series B, 5.625%, 8/15/42 ...................................................................     51,000,000        53,236,350
     Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 .......................      4,945,000         5,246,694
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .........................................    103,300,000       103,924,965
  California Statewide CDA Revenue COP, Capital Appreciation, Hospital, Triad Health Care,
     California Mortgage Insured, ETM, zero cpn.,
        8/01/09 ..................................................................................      6,450,000         5,942,966
        8/01/10 ..................................................................................      6,745,000         5,952,530
        8/01/11 ..................................................................................      3,115,000         2,635,197
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Series 2004A, FSA Insured, 5.25%, 10/01/24 ..................................................      3,925,000         4,132,122
     Series 2004A, FSA Insured, 5.00%, 10/01/29 ..................................................      1,095,000         1,131,847
     Series 2004A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 ....................................      1,075,000         1,161,204
     Series 2004A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 ....................................      1,905,000         2,031,644
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ........................................      3,485,000         3,692,183
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ........................................      1,515,000         1,597,325
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ............................      5,845,000         5,907,308
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
    Refunding, AMBAC Insured, 5.00%, 9/01/36 .....................................................      7,800,000         7,983,144
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .................................        430,000           432,636
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
    10/01/33 .....................................................................................      5,000,000         5,360,900
  Campbell USD,
     GO, Series A, FGIC Insured, 5.00%, 8/01/28 ..................................................      5,205,000         5,434,436
     GO, Series E, FSA Insured, 5.00%, 8/01/29 ...................................................      6,260,000         6,510,525
     Series B, FGIC Insured, zero cpn., 8/01/20 ..................................................      5,000,000         2,766,200
     Series B, FGIC Insured, zero cpn., 8/01/21 ..................................................      6,280,000         3,297,816
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 .............................................................................      5,815,000         5,975,901
     6.00%, 9/01/33 ..............................................................................      7,100,000         7,350,062
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ...................     15,630,000        18,040,615
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
     Central California,
        6.00%, 2/01/20 ...........................................................................      5,000,000         5,313,600
        Pre-Refunded, 5.625%, 2/01/21 ............................................................      6,750,000         7,209,675
        Pre-Refunded, 6.00%, 2/01/30 .............................................................     34,960,000        37,152,691
        Pre-Refunded, 5.75%, 2/01/31 .............................................................     18,070,000        19,375,196


10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    5.00%, 11/01/22 ..............................................................................   $  6,675,000   $     7,026,439
  Chabot-Las Positas Community College District, GO, Series B, AMBAC Insured, 5.00%,
    8/01/30 ......................................................................................     17,330,000        18,021,467
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
     AMBAC Insured, zero cpn.,
        8/01/38 ..................................................................................     52,010,000        10,972,030
        8/01/39 ..................................................................................     54,045,000        10,747,389
        8/01/40 ..................................................................................     56,165,000        10,585,979
        8/01/41 ..................................................................................     58,365,000        10,424,573
        Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ................................     11,500,000        11,950,110
  Chaffey UHSD, GO,
     Series B, 5.00%, 8/01/25 ....................................................................      6,510,000         6,675,940
     Series C, FSA Insured, 5.00%, 5/01/27 .......................................................      6,980,000         7,199,870
  Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 .................     23,825,000        24,757,510
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ....................................     10,360,000        10,689,862
  Chula Vista IDR,
     Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 .......................     14,000,000        14,869,680
     Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 .............................      8,500,000         8,920,835
  Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
    8/01/23 ......................................................................................      4,950,000         5,164,880
  Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 .......................      4,135,000         4,315,658
  Coachella Valley USD, GO, Election of 2005, Series B, FSA Insured, 5.00%, 8/01/31 ..............     11,000,000        11,423,060
  College of the Sequoias Community College District Hanford Campus ID No. 1 GO,
    Election of 2006, Series A, MBIA Insured, 5.00%, 2/01/32 .....................................      5,435,000         5,635,986
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 .................      7,000,000         7,239,750
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ................................      1,395,000         1,398,209
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
    Radian Insured, 5.125%, 8/01/35 ..............................................................      8,310,000         8,450,522
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 .........      5,000,000         5,110,300
  Compton USD, GO,
     AMBAC Insured, 5.00%, 6/01/29 ...............................................................      5,660,000         5,865,515
     Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31 ...................................      5,000,000         5,159,300
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 ......................................................................................     11,700,000        12,031,695
  Contra Costa County COP, Merrithew Memorial Hospital Project,
     ETM, zero cpn., 11/01/15 ....................................................................      6,810,000         4,822,502
     Refunding, MBIA Insured, 5.50%, 11/01/22 ....................................................     11,000,000        11,282,810
  Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn.,
     9/01/17 .....................................................................................      9,635,000         3,249,404
     9/01/17 .....................................................................................      8,615,000         3,124,488
     9/01/17 .....................................................................................      7,700,000         2,995,685
     9/01/17 .....................................................................................      8,095,000         2,833,250
     9/01/17 .....................................................................................      7,135,000         2,684,330
     9/01/17 .....................................................................................      6,275,000         2,530,959
  Contra Costa School Financing Authority Revenue, Antioch USD Community, Series B,
    zero cpn., 9/01/07 ...........................................................................        135,000           133,731


                                         Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC Insured, ETM,
    6.50%, 3/01/09 ...............................................................................   $  1,000,000   $     1,023,490
  Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 ......        605,000           605,756
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...................     15,000,000        17,175,900
  Corona-Norco USD,
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 .................................      5,130,000         5,344,998
     PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ...........................................      7,140,000         7,176,842
  Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 .................................................................      6,115,000         6,244,455
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ...............      2,025,000         2,054,666
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ................................      6,365,000         6,754,665
  Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.75%, 8/01/36 ................................      5,000,000         5,057,300
  Delano UHSD, GO,
     Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ....................................      5,160,000         5,323,108
     Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ...........................................      8,520,000         9,407,784
  Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded, 5.00%, 6/01/29 ..............     16,425,000        17,447,620
  Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded, 5.00%, 2/01/30 ..........      4,860,000         5,196,069
  Duarte COP, Refunding, Series A, 5.25%,
     4/01/19 .....................................................................................      5,000,000         5,113,050
     4/01/24 .....................................................................................      5,000,000         5,107,100
     4/01/31 .....................................................................................     12,500,000        12,759,375
  East Bay MUD Wastewater System Revenue, Refunding, Sub Series A, AMBAC Insured,
    5.00%, 6/01/37 ...............................................................................     18,085,000        18,784,528
  East Bay MUD Water System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ...........................................     59,145,000        61,437,460
     Sub Series A, MBIA Insured, 5.00%, 6/01/28 ..................................................      7,000,000         7,258,650
     Sub Series A, MBIA Insured, 5.00%, 6/01/29 ..................................................     27,495,000        28,492,519
     Sub Series A, MBIA Insured, 5.00%, 6/01/35 ..................................................     21,985,000        22,701,271
  East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ....................     22,685,000        23,436,100
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
    5.00%, 7/01/30 ...............................................................................     31,370,000        32,097,784
  El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 .............................      4,375,000         4,529,656
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
    California Mortgage Insured, 5.25%, 3/01/26 ..................................................      8,500,000         8,706,380
  El Dorado County Special Tax, CFD No. 1992-1,
     5.875%, 9/01/24 .............................................................................      4,475,000         4,615,470
     6.00%, 9/01/31 ..............................................................................      8,850,000         9,155,679
     Refunding, 6.25%, 9/01/29 ...................................................................     19,775,000        20,295,478
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
     8/01/16 .....................................................................................      2,050,000         1,298,101
     8/01/22 .....................................................................................     11,485,000         5,124,837
     8/01/27 .....................................................................................     11,495,000         3,850,135
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ....................      5,635,000         5,801,176
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
     12/01/19 ....................................................................................      2,775,000         1,500,914
     12/01/20 ....................................................................................      2,765,000         1,418,998
     12/01/21 ....................................................................................      4,195,000         2,029,835
     12/01/22 ....................................................................................      4,195,000         1,925,086


12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn., (continued)
     12/01/23 ....................................................................................   $  4,195,000   $     1,812,408
     12/01/24 ....................................................................................      4,200,000         1,720,068
  Emeryville PFAR,
     Housing Increment Loan, 6.20%, 9/01/25 ......................................................      3,115,000         3,121,355
     Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
        5.00%, 9/01/28 ...........................................................................     10,000,000        10,123,600
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 .................................................................      8,715,000         8,903,680
  Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
    5.50%, 10/01/27 ..............................................................................     12,500,000        12,754,500
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
    5/01/17 ......................................................................................      5,000,000         5,253,000
  Foothill-De Anza Community College District GO,
     Capital Appreciation, zero cpn., 8/01/27 ....................................................      5,205,000         2,020,633
     MBIA Insured, zero cpn., 8/01/26 ............................................................      5,290,000         2,156,786
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, zero cpn., 1/15/21 .........................................     51,180,000        23,431,739
     Capital Appreciation, Refunding, zero cpn., 1/15/25 .........................................     57,000,000        20,431,650
     Capital Appreciation, Refunding, zero cpn., 1/15/30 .........................................     98,460,000        26,469,002
     Capital Appreciation, Refunding, zero cpn., 1/15/31 .........................................     14,635,000         3,698,265
     Capital Appreciation, Refunding, zero cpn., 1/15/32 .........................................    100,000,000        23,759,000
     Capital Appreciation, Refunding, zero cpn., 1/15/33 .........................................    132,460,000        29,645,873
     Capital Appreciation, Refunding, zero cpn., 1/15/34 .........................................    100,000,000        21,027,000
     Capital Appreciation, Refunding, zero cpn., 1/15/35 .........................................     20,000,000         3,960,800
     Capital Appreciation, Refunding, zero cpn., 1/15/36 .........................................    182,160,000        33,869,009
     Capital Appreciation, Refunding, zero cpn., 1/15/37 .........................................    170,615,000        29,876,393
     Capital Appreciation, Refunding, zero cpn., 1/15/38 .........................................    160,560,000        26,477,950
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ............     49,500,000        46,790,370
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ............     10,000,000         9,381,500
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ...........     30,000,000        28,088,400
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ...........     80,835,000        75,461,089
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ...........     80,500,000        75,148,360
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ...........    112,230,000       104,768,950
     Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 ............................     10,000,000        10,477,900
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 ........................     30,835,000        15,886,500
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 ........................      5,765,000         2,824,446
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 ........................     72,045,000        33,544,872
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 ........................      2,000,000           761,320
     Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ...................      5,500,000         6,035,150
     Refunding, 5.75%, 1/15/40 ...................................................................    395,510,000       411,658,673
     senior lien, Series A, 5.00%, 1/01/35 .......................................................     15,955,000        16,164,808
     senior lien, Series A, ETM, zero cpn., 1/01/25 ..............................................     20,660,000         9,136,885
     senior lien, Series A, ETM, zero cpn., 1/01/26 ..............................................     23,475,000         9,890,722
     senior lien, Series A, ETM, zero cpn., 1/01/27 ..............................................     15,000,000         5,996,850
     senior lien, Series A, ETM, zero cpn., 1/01/29 ..............................................     35,310,000        12,741,614
     senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 .........................................      8,000,000         8,768,960
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...................................      1,325,000         1,331,784


                                         Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
    8/01/34 ......................................................................................   $  7,235,000   $     7,451,833
  Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 .......................     15,000,000         5,300,700
  Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 ........................................      8,440,000         8,721,305
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 ............................................      5,000,000         4,855,100
     Asset-Backed, Series A-1, 5.75%, 6/01/47 ....................................................     10,000,000        10,428,900
     Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .................................     20,000,000        20,207,200
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ............................     15,000,000        16,172,550
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ............................     57,000,000        61,455,690
     Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 .............................    138,000,000       149,685,840
     Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ...............................................      5,290,000         6,048,216
  Golden Valley USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/41 .................      5,555,000         5,743,648
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 .................................................................      5,020,000         5,307,495
  Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 .......................      3,035,000         3,242,928
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ..........      8,925,000         9,194,892
  Hesperia USD, COP, Capital Improvement Project, AMBAC Insured, 5.00%, 2/01/41 ..................     12,540,000        12,819,140
  Hollister Joint Powers Financing Authority Wastewater Revenue, Refunding and
    Improvement Project, FSA Insured, 5.00%, 6/01/37 .............................................     19,365,000        19,899,280
  Huntington Beach City and School District, Capital Appreciation, Election of 2002, Series A,
    FGIC Insured, zero cpn., 8/01/28 .............................................................     10,005,000         3,659,729
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
     8/01/27 .....................................................................................      3,530,000         3,640,101
     8/01/29 .....................................................................................     11,000,000        11,329,670
  Indio Water Authority Water Revenue, AMBAC Insured, 5.00%,
     4/01/31 .....................................................................................      4,125,000         4,266,364
     4/01/36 .....................................................................................     18,020,000        18,584,927
  Inglewood USD, GO, Election of 1998, Series D, FSA Insured, 5.00%, 10/01/31 ....................     17,210,000        17,827,151
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..........................................      4,590,000         4,773,600
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
    ACA Insured, 5.25%, 11/01/19 .................................................................     10,550,000        10,807,315
  Irvine 1915 Act GO,
     AD No. 00-18, Group 4, 5.375%, 9/02/26 ......................................................      2,500,000         2,545,125
     AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 ............................................      2,000,000         2,042,600
     AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 ............................................      4,295,000         4,394,043
  Irvine USD Financing Authority Special Tax, Series A,
     5.00%, 9/01/26 ..............................................................................      3,000,000         2,992,470
     5.125%, 9/01/36 .............................................................................     11,180,000        11,193,751
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ...........     16,500,000        16,894,020
  Kern County Board of Education COP,
     Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ...........................................      3,150,000         3,238,232
     Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 ........................................      5,535,000         5,711,954
  Kern County High School District GO, Election of 2004, Series B, FSA Insured, 5.00%,
    8/01/30 ......................................................................................     13,270,000        13,794,430
  Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ........      5,275,000         5,492,066
  Kings Canyon Joint USD, GO, Series A, MBIA Insured, 5.125%, 8/01/31 ............................      8,000,000         8,368,080


14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ..................................................   $    125,000   $       128,605
  La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, Refunding, 6.10%, 6/01/22 .........................................      2,355,000         2,373,652
  La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
    9/01/32 ......................................................................................     10,825,000        11,180,818
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ....................................      5,375,000         5,433,426
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 .................      6,750,000         6,762,150
     Series A, 5.50%, 9/01/30 ....................................................................     15,550,000        15,791,336
  Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ........................          5,000             7,227
  Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 ....................................     10,000,000        10,353,700
  Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 .................................      8,115,000         8,366,646
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
    California Mortgage Insured, 7.55%, 3/01/20 ..................................................      1,580,000         1,584,961
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
    6.90%, 7/01/22 ...............................................................................      1,270,000         1,271,715
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, zero cpn., 1/15/19 .............................................................      6,360,000         3,324,372
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/23 .....................................................................................      9,200,000         9,312,884
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ....................................................     20,000,000        20,543,600
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
    Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ...........................................     14,935,000        15,369,907
  Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    6/01/26 ......................................................................................     69,275,000        72,302,317
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 .....................................................................................      4,000,000         4,155,720
     8/01/31 .....................................................................................      5,000,000         5,193,650
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/33 ..........      8,000,000         8,355,840
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
       1/01/21 ...................................................................................      7,520,000         7,672,355
     Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ...................................        925,000           926,175
  Los Angeles County Infrastructure and Economic Development Bank Revenue,
    County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ......................      7,765,000         7,975,897
  Los Angeles County MTA Sales Tax Revenue,
     Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ...................      5,000,000         5,257,450
     Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ........................         35,000            36,176
     Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ...........................     12,965,000        13,312,073
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital
    Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ................................     26,905,000        27,332,251
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
    District No. 14, Sub Series B, FGIC Insured, 5.00%,
     10/01/30 ....................................................................................      7,000,000         7,257,740
     10/01/34 ....................................................................................     37,930,000        39,221,137


                                         Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
       9/01/14 ...................................................................................   $    770,000   $       771,840
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ............................      5,095,000         5,096,630
  Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .................................      6,280,000         6,458,980
  Los Angeles Department of Water and Power Waterworks Revenue, System,
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ...............................................     17,000,000        17,533,800
     Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ...............................................     50,000,000        51,345,000
  Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    8/01/25 ......................................................................................     15,000,000        15,354,150
  Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ..............        275,000           276,287
  Los Angeles Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility,
    Series C, FGIC Insured, 5.00%, 1/01/27 .......................................................     17,515,000        18,212,622
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 ..............     28,210,000        28,725,115
     GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ...............................     29,000,000        28,049,090
     GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ................................     25,000,000        25,953,000
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ...............................     13,815,000        14,341,628
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ...............................      6,000,000         6,224,280
     GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 .....................................     40,000,000        39,006,000
     GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ....................................    170,250,000       179,700,577
     GO, Series E, AMBAC Insured, 5.00%, 7/01/30 .................................................     50,240,000        51,977,802
     GO, Series G, AMBAC Insured, 5.00%, 7/01/24 .................................................     16,770,000        17,497,650
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ........................................      5,000,000         5,114,200
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ...........................................      6,000,000         6,135,780
     Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ...........................................     34,335,000        34,763,844
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ............................................     17,500,000        17,971,450
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ........................................      8,245,000         8,424,246
  Los Angeles Water and Power Revenue,
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .............................      2,000,000         2,038,240
     Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ...................................     10,000,000        10,352,700
     Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 ........................................     10,575,000        10,911,391
     Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ..................................     35,000,000        36,163,400
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 .........................................      7,000,000         7,141,400
     Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ......................................      6,550,000         6,782,787
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
    9/01/28 ......................................................................................      6,470,000         6,801,070
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
    7/01/22 ......................................................................................      6,330,000         6,470,083
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 ..............................................................................      8,500,000         8,635,150
     5.75%, 3/15/28 ..............................................................................     27,500,000        27,547,025
  Madera USD, COP, 6.50%, 12/01/07 ...............................................................        280,000           283,097
a Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .............      1,565,000         1,580,353
  Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ................................      5,575,000         5,684,772
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 .............      3,925,000         3,940,386
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
    5.00%, 1/01/22 ...............................................................................      5,000,000         5,161,600


16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Mendocino-Lake Community College District GO, Election of 2006, Series A, MBIA Insured,
    5.00%, 8/01/27 ...............................................................................   $  5,865,000   $     6,109,864
  Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00%,
    7/01/37 ......................................................................................      5,000,000         5,195,250
  Metropolitan Water District Southern California Waterworks Revenue,
     Series A, Pre-Refunded, 5.00%, 7/01/26 ......................................................     38,605,000        39,238,122
     Series A, Pre-Refunded, 5.00%, 7/01/26 ......................................................     10,720,000        10,894,736
     Series B1, FGIC Insured, 5.00%, 10/01/33 ....................................................      5,000,000         5,159,050
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
     5.40%, 1/15/17 ..............................................................................     12,155,000        12,899,008
     5.50%, 1/15/24 ..............................................................................     11,790,000        13,102,816
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 ......................................     11,970,000        12,705,078
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
    FGIC Insured, zero cpn.,
     8/01/21 .....................................................................................      9,660,000         5,072,756
     8/01/23 .....................................................................................     10,815,000         5,101,652
     5/01/27 .....................................................................................     12,770,000         4,967,913
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
    7/01/22 ......................................................................................      4,015,000         4,018,493
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
     AMBAC Insured, Pre-Refunded, 5.125%, 9/01/33 ................................................      5,220,000         5,357,338
     Refunding, AMBAC Insured, 5.125%, 9/01/33 ...................................................        315,000           322,100
  Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
    9/01/37 ......................................................................................      4,315,000         4,468,398
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, Pre-Refunded,
    5.55%, 9/01/22 ...............................................................................     10,005,000        10,233,114
  Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 .............................      7,150,000         7,384,592
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
    FSA Insured, 5.875%, 12/01/15 ................................................................      5,025,000         5,068,265
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
     8/01/27 .....................................................................................      6,315,000         2,490,320
     8/01/28 .....................................................................................      6,625,000         2,483,978
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 .........................................      8,600,000         8,766,582
  Murrieta Valley USD,
     GO, FSA Insured, 5.00%, 9/01/26 .............................................................      7,155,000         7,461,449
     GO, FSA Insured, 4.50%, 9/01/28 .............................................................      5,300,000         5,132,997
     PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 ............................      6,975,000         7,138,773
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
    6/20/35 ......................................................................................      5,105,000         5,140,633
  Napa Water Revenue, AMBAC Insured, 5.00%, 5/01/35 ..............................................     21,170,000        21,916,454
  Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 ..................................................     16,635,000        17,169,483
  Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ...................      1,490,000         1,494,321
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 ............     14,700,000         6,420,813
  Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 .................      8,515,000         8,773,345
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
    AMBAC Insured, Pre-Refunded, 5.30%,
     9/01/22 .....................................................................................     10,000,000        10,224,200
     9/01/27 .....................................................................................      9,900,000        10,121,958


                                         Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/25 ................................................................   $ 19,250,000   $    19,717,775
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
     Series A, MBIA Insured,
        5.125%, 7/01/23 ..........................................................................      7,420,000         7,574,336
        5.00%, 7/01/28 ...........................................................................     15,975,000        16,261,591
        5.20%, 7/01/32 ...........................................................................     43,675,000        44,572,521
  Oakland RDA Tax Allocation, Coliseum Project, Refunding, Series B-TE, AMBAC Insured, 5.00%,
     9/01/31 .....................................................................................      5,860,000         6,024,373
     9/01/36 .....................................................................................      9,355,000         9,589,249
  Oakland Revenue, 1800 Harrison Foundation,
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .......................................     13,825,000        14,537,402
     Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .......................................     13,470,000        14,164,109
  Oakland USD Alameda County GO, Election of 2006, FSA Insured, 5.00%, 8/01/30 ...................     24,225,000        25,008,921
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
     8/01/29 .....................................................................................      5,755,000         5,952,109
     8/01/33 .....................................................................................      5,590,000         5,760,942
  Olivenhain Municipal Water District 1915 Act Special Assessment, AD No. 96-1,
    MBIA Insured, 5.45%, 9/02/27 .................................................................     10,805,000        11,048,437
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ........................      5,000,000         5,107,250
  Orange County CFD Special Tax,
     No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 ............................................      1,100,000         1,129,755
     No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 ............................................      3,250,000         3,351,400
     No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ...........................................      5,000,000         5,157,200
     No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 ............................................      6,405,000         6,454,703
     No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 ............................................     11,000,000        11,085,250
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
     8/15/28 .....................................................................................     12,950,000        13,229,461
     8/15/34 .....................................................................................     23,575,000        24,071,254
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ....................................     10,820,000        11,044,299
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
    4/01/27 ......................................................................................     11,570,000        11,852,539
  Palmdale CRDA Tax Allocation,
     Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ...................................      3,125,000         3,362,344
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 .......................      6,980,000         7,091,471
     Series A, MBIA Insured, 5.75%, 9/01/27 ......................................................     10,435,000        10,676,049
  Pasadena Special Tax, Capital Appreciation, CFD No. 1, Pre-Refunded, zero cpn., 12/01/17 .......      4,090,000         1,930,194
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
     8/01/31 .....................................................................................      4,105,000         4,235,539
     8/01/34 .....................................................................................      6,920,000         7,127,392
  Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 ..........................................      5,000,000         5,297,250
  Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ...................................     19,095,000         8,786,755
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ...............................................      5,395,000         5,408,380
  Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .......................      2,485,000         2,490,343
  Port of Oakland Revenue,
     Series J, MBIA Insured, 5.50%, 11/01/26 .....................................................      7,000,000         7,175,350
     Series L, FGIC Insured, 5.375%, 11/01/27 ....................................................      5,000,000         5,209,500


18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
     5.00%, 7/01/30 ..............................................................................   $  7,420,000   $     7,661,595
     5.00%, 7/01/36 ..............................................................................      6,535,000         6,725,691
     Pre-Refunded, 5.00%, 7/01/28 ................................................................     10,430,000        10,768,871
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 .............................................................................      6,250,000         6,259,375
     6.00%, 8/01/20 ..............................................................................      5,400,000         5,408,586
     6.00%, 8/01/28 ..............................................................................     15,000,000        15,023,850
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ....................................................      5,020,000         5,170,700
  Poway USD Revenue, Election of 2002, Improvement District 02-1, Series B, FSA Insured,
    5.00%, 8/01/30 ...............................................................................     20,000,000        20,722,400
  Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC Insured,
    zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 ..............................................      5,500,000         4,312,110
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside,
    MBIA Insured, 5.25%, 9/01/21 .................................................................      8,330,000         8,431,959
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
    5.625%, 7/01/34 ..............................................................................     10,000,000        10,600,500
  Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
     8/15/16 .....................................................................................      8,605,000         5,871,278
     8/15/17 .....................................................................................     13,605,000         8,796,313
     8/15/18 .....................................................................................     13,605,000         8,379,320
  Redding California Electricity System Revenue COP, Series A, FGIC insured, 5.00%, 6/01/35 ......     12,725,000        13,058,649
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ................................      9,060,000         9,398,029
  Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
    5/01/34 ......................................................................................      5,060,000         5,191,965
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ........................................................      2,715,000         2,772,992
  Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 .....................................     13,985,000         8,204,440
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
     2/01/26 .....................................................................................      6,500,000         6,640,790
     2/01/31 .....................................................................................      7,000,000         7,137,130
  Riverside Community College District GO, Election of 2004, Series C, MBIA Insured, 5.00%,
    8/01/32 ......................................................................................      7,500,000         7,782,300
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     MBIA Insured, zero cpn., 6/01/23 ............................................................     14,160,000         6,628,013
     MBIA Insured, zero cpn., 6/01/24 ............................................................     13,005,000         5,756,013
     Series A, 6.50%, 6/01/12 ....................................................................     20,125,000        21,699,781
  Riverside County COP,
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 .........      9,905,000        10,168,869
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 .........      6,345,000         6,470,060
     Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 .......................      5,295,000         5,435,318
     Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ...........................      6,000,000         6,161,400
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
    7.875%,
     9/01/07 .....................................................................................        225,000           226,274
     9/01/08 .....................................................................................        240,000           250,298
     9/01/09 .....................................................................................        260,000           279,752
     9/01/10 .....................................................................................        280,000           309,655


                                         Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
    7.875%, (continued)
     9/01/11 .....................................................................................   $    305,000   $       346,065
     9/01/12 .....................................................................................        325,000           376,399
     9/01/13 .....................................................................................        350,000           415,762
     9/01/14 .....................................................................................        380,000           461,316
     9/01/15 .....................................................................................        410,000           506,395
     9/01/16 .....................................................................................        440,000           552,653
     9/01/17 .....................................................................................        475,000           599,602
  Riverside County PFA, COP,
     5.75%, 5/15/19 ..............................................................................      3,500,000         3,605,490
     5.80%, 5/15/29 ..............................................................................     14,230,000        14,642,812
  Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured, Pre-Refunded,
     5.00%, 10/01/28 .............................................................................     14,035,000        14,910,082
     5.125%, 10/01/35 ............................................................................     17,035,000        18,179,752
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, ETM, zero cpn., 9/01/14 ...........................................................     20,220,000        15,060,260
     Series A, ETM, zero cpn., 11/01/20 ..........................................................     25,055,000        13,146,358
     Series B, ETM, zero cpn., 6/01/23 ...........................................................     26,160,000        12,264,070
  Riverside PFA Tax Allocation Revenue, University Corridor/Sycamore, Series C, MBIA Insured,
    5.00%, 8/01/37 ...............................................................................     28,775,000        29,437,113
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 ............................      3,660,000         3,505,402
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 ............................      4,100,000         3,770,893
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 ............................      4,595,000         4,057,661
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 ............................      5,145,000         4,357,146
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 ............................      5,760,000         4,663,066
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 ............................     33,960,000        22,839,798
     Election of 2002, FGIC Insured, zero cpn., 8/01/25 ..........................................      8,160,000         3,432,178
     Election of 2002, FGIC Insured, zero cpn., 8/01/26 ..........................................      8,695,000         3,479,652
     Election of 2002, FGIC Insured, zero cpn., 8/01/27 ..........................................      9,080,000         3,456,574
     Election of 2002, FGIC Insured, zero cpn., 8/01/28 ..........................................     16,615,000         6,015,461
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
     9/02/07 .....................................................................................        125,000           125,789
     9/02/08 .....................................................................................        130,000           132,999
     9/02/09 .....................................................................................        110,000           112,819
  Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
     8/01/11 .....................................................................................      3,115,000         2,629,963
     8/01/17 .....................................................................................     30,770,000        18,102,914
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
     2/01/29 .....................................................................................     10,000,000        10,310,100
     2/01/34 .....................................................................................     17,000,000        17,478,380
  Roseville Joint UHSD,
     Capital Appreciation, Series A, zero cpn., 8/01/10 ..........................................      1,820,000         1,607,606
     Capital Appreciation, Series A, zero cpn., 8/01/11 ..........................................      1,965,000         1,662,331
     Capital Appreciation, Series A, zero cpn., 8/01/17 ..........................................     18,155,000        10,671,872
     GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 ................................      8,375,000         8,621,225


20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Roseville Natural Gas Financing Authority Gas Revenue, 5.00%,
     2/15/26 .....................................................................................   $  5,000,000   $     5,203,450
     2/15/28 .....................................................................................      5,000,000         5,203,150
  Rowland USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 .........................................     17,715,000        18,408,365
  Sacramento Area Flood Control Agency Revenue, Consolidated, Capital Assessment District,
    Series A, FGIC Insured, 5.00%, 10/01/37 ......................................................      8,715,000         9,025,341
  Sacramento City Financing Authority Revenue, Capital Improvement,
     AMBAC Insured, 5.00%, 12/01/33 ..............................................................        485,000           498,619
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 ................................................      7,035,000         7,457,381
     Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 .............     16,915,000        17,530,706
     Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 .............     10,000,000        10,333,100
     Pre-Refunded, 5.625%, 6/01/30 ...............................................................      6,000,000         6,353,820
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ......................................     26,250,000        27,353,287
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ..............      5,250,000         5,387,340
  Sacramento County Sanitation District Financing Authority Revenue,
     AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ...............................................      5,000,000         5,334,350
     Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/30 .....................     10,000,000        10,392,900
     Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/36 .....................     51,095,000        52,912,449
     Sacramento Regional County of Sanitation, Series A, AMBAC Insured, Pre-Refunded,
      5.00%, 12/01/35 ............................................................................     40,000,000        42,646,000
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 .........................................      8,000,000         8,289,920
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 .........................................     10,000,000        10,335,000
  Sacramento MUD, Electric Revenue, sub. lien, Refunding, 8.00%, 11/15/10 ........................     16,110,000        16,163,163
  Sacramento MUD Electric Revenue,
     Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ...........................................      9,095,000         9,382,038
     Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ......................................      4,500,000         4,621,275
     Series N, MBIA Insured, 5.00%, 8/15/28 ......................................................     63,500,000        65,300,225
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ...................................      6,000,000         6,136,260
  Saddleback Valley USD, GO,
     Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 ....................................      5,250,000         5,059,950
     FSA Insured, 5.00%, 8/01/27 .................................................................      4,680,000         4,840,290
     FSA Insured, 5.00%, 8/01/29 .................................................................      4,335,000         4,478,185
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
    FSA Insured, 5.25%, 9/01/28 ..................................................................      6,800,000         6,948,512
  San Bernardino County COP, Medical Center Financing Project,
     Refunding, 5.00%, 8/01/26 ...................................................................     13,045,000        13,046,435
     Series A, MBIA Insured, 5.50%, 8/01/22 ......................................................     40,830,000        40,880,221
  San Bernardino County Housing Authority MFMR,
     Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ......................................      6,920,000         7,559,062
     Series A, GNMA Secured, 6.70%, 3/20/43 ......................................................      3,345,000         3,709,204
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
    MBIA Insured, 5.70%, 1/01/23 .................................................................      6,315,000         6,437,637
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
     10/01/26 ....................................................................................      5,070,000         5,290,748
     10/01/30 ....................................................................................      9,820,000        10,217,317
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 .............................................     24,000,000        24,420,240


                                         Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego County Water Authority Water Revenue COP, Series A,
     FSA Insured, 5.00%, 5/01/34 .................................................................   $106,705,000   $   109,829,322
     MBIA Insured, 5.00%, 5/01/25 ................................................................     12,440,000        12,812,454
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 ......................................................     21,750,000        21,994,035
     Series B, FGIC Insured, 5.25%, 5/15/22 ......................................................      5,200,000         5,258,344
  San Diego Public Facilities Financing Authority Water Revenue,
     MBIA Insured, 5.00%, 8/01/26 ................................................................     12,210,000        12,556,154
     Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 .......................................     20,000,000        20,512,200
  San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
    11/01/15 .....................................................................................      5,000,000         5,085,400
  San Diego USD, GO,
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 .......................     12,160,000         6,409,901
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 .......................      8,440,000         4,218,903
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 .......................     11,120,000         5,265,987
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ....................................      6,975,000         7,205,384
     Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ....................................     16,000,000        16,709,760
     Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 .....................................     10,000,000        10,506,100
     Series C, FSA Insured, 5.00%, 7/01/26 .......................................................      6,490,000         6,865,057
  San Diego USD GO, Election 1998, Refunding, Series G-1,FSA Insured, 4.50%, 7/01/29 .............      9,710,000         9,432,585
  San Francisco BART District Sales Tax Revenue,
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ..................................................     11,790,000        12,298,267
     FSA Insured, 5.00%, 7/01/36 .................................................................      6,760,000         6,956,648
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/30 ...........................................     20,000,000        20,719,000
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
    MBIA Insured, 5.00%, 5/01/27 .................................................................      5,050,000         5,195,541
  San Francisco City and County Airports Commission International Airport Revenue,
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ......................................     24,635,000        25,009,698
     Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ...........................      7,500,000         7,214,925
     Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ...........................      5,260,000         5,039,553
     Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 .................................     26,290,000        26,902,031
     Second Series, Issue 23B, FGIIC Insured, Pre-Refunded, 5.125%, 5/01/30 ......................     10,000,000        10,338,300
  San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
    5.00%, 9/01/31 ...............................................................................      5,805,000         5,944,030
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ..............................................        315,000           315,406
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/07 ...........      4,570,000         4,570,000
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ...........      7,785,000         7,484,577
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ...................................     19,500,000        20,539,155
     Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ...................................     17,000,000        17,916,130
     Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ...................................     57,000,000        59,943,480
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ...................................     80,000,000        83,952,800
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ...................................     80,000,000        83,671,200
     Refunding, Series A, 5.50%, 1/15/28 .........................................................    247,300,000       247,903,412
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ..........................................     85,500,000        87,079,185
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ...........................................     21,200,000        21,577,784


22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
     senior lien, 5.00%, 1/01/33 .................................................................   $ 82,040,000   $    82,046,563
     senior lien, ETM, zero cpn., 1/01/25 ........................................................      5,700,000         2,520,825
     senior lien, ETM, zero cpn., 1/01/28 ........................................................     33,545,000        12,769,240
     senior lien, ETM, zero cpn., 1/01/29 ........................................................     37,050,000        13,369,492
     senior lien, Pre-Refunded, 7.50%, 1/01/09 ...................................................     21,585,000        22,410,195
     senior lien, Pre-Refunded, 7.55%, 1/01/10 ...................................................     10,745,000        11,158,360
     senior lien, Pre-Refunded, 7.60%, 1/01/11 ...................................................     20,935,000        21,745,394
     senior lien, Pre-Refunded, 7.65%, 1/01/12 ...................................................     25,215,000        26,197,124
     senior lien, Pre-Refunded, 7.65%, 1/01/13 ...................................................     27,350,000        28,415,282
     senior lien, Pre-Refunded, 7.70%, 1/01/14 ...................................................      7,470,000         7,762,749
     senior lien, Pre-Refunded, 7.70%, 1/01/15 ...................................................     60,155,000        62,512,474
     senior lien, Refunding, Series A, 5.65%, 1/15/18 ............................................     60,000,000        63,105,000
     senior lien, Refunding, Series A, 5.70%, 1/15/20 ............................................     80,000,000        84,017,600
     senior lien, Refunding, Series A, 5.75%, 1/15/22 ............................................     90,000,000        94,510,800
  San Jose Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ...........................................     11,000,000        11,193,930
     Series D, MBIA Insured, 5.00%, 3/01/28 ......................................................     10,000,000        10,290,000
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39 ....................     20,885,000        21,458,084
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ...............................     46,400,000        47,347,488
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ...........................................     14,045,000        14,361,012
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ...........................................     14,730,000        15,039,035
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
    AMBAC Insured, 5.00%, 9/01/24 ................................................................      5,000,000         5,123,950
  San Jose GO,
     Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ...........................................     35,150,000        36,428,054
     Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 ..................................     11,600,000        11,895,684
     Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 ....................     15,820,000        16,283,051
  San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ....................      7,110,000         7,199,728
  San Jose RDA Tax Allocation,
     Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 .......................      7,325,000         7,480,290
     Merged Area Redevelopment Project, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/31 ..............      2,000,000         2,047,740
     Merged Area Redevelopment Project, MBIA Insured, Pre-Refunded, 5.625%, 8/01/28 ..............     22,105,000        22,576,721
     Merged Area Redevelopment Project, Pre-Refunded, 5.25%, 8/01/29 .............................      9,860,000        10,213,875
     Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 .................      2,030,000         2,073,016
  San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
     1/01/27 .....................................................................................      7,105,000         2,808,322
     1/01/29 .....................................................................................      7,105,000         2,537,124
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 .....................................................................................      9,200,000         9,515,836
     8/01/27 .....................................................................................      9,150,000         9,447,192
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 .........................      4,000,000         4,085,240
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
     8/01/26 .....................................................................................     15,825,000         6,202,925
     8/01/27 .....................................................................................     18,605,000         7,152,134
     8/01/28 .....................................................................................     19,470,000         7,121,931


                                         Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 .................................................   $ 15,000,000   $    17,545,950
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 ...................................................................      4,745,000         4,887,730
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       10/01/29 ..................................................................................      5,340,000         5,750,432
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
       10/01/30 ..................................................................................      8,035,000         8,613,600
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding, Series A,
    FSA Insured, 5.00%, 7/15/29 ..................................................................     13,000,000        13,293,930
  San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 6/01/32 ...............................................................................     15,000,000        15,513,900
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
    5.00%, 8/01/39 ...............................................................................      6,555,000         6,703,602
  San Mateo RDA Tax Allocation,
     Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 .........................................      6,330,000         6,465,335
     Pre-Refunded, 5.60%, 8/01/25 ................................................................     10,185,000        10,850,590
  San Mateo UHSD,
     COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to 12/14/19, 5.00%
       thereafter, 12/15/43 ......................................................................     11,535,000         6,396,504
     GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn., 9/01/22 ......      5,000,000         2,517,200
     GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 ..................     13,865,000        14,482,131
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 .............................     18,360,000        18,856,271
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ....................      5,655,000         5,795,753
  San Ramon Valley USD, GO, Election of 2002,
     FSA Insured, 5.00%, 8/01/26 .................................................................     12,800,000        13,246,336
     FSA Insured, 5.40%, 3/01/28 .................................................................     27,410,000        29,171,092
     FSA Insured, 5.00%, 8/01/29 .................................................................     16,505,000        17,050,160
     MBIA Insured, 5.00%, 8/01/25 ................................................................     14,215,000        14,836,053
     MBIA Insured, 5.00%, 8/01/28 ................................................................     14,770,000        15,383,693
     MBIA Insured, 5.00%, 8/01/31 ................................................................     14,795,000        15,374,076
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 ........................      6,000,000         6,269,820
a Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ............      4,805,000         4,698,329
  Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 5.00%, 7/01/25 .......................      5,470,000         5,623,707
  Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project, Series A,
    GNMA Secured, 6.40%, 6/20/35 .................................................................      5,495,000         5,533,355
  Santa Clara USD, COP, 5.375%, 7/01/31 ..........................................................      7,575,000         7,895,650
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ....................      5,625,000         5,832,675
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 ..........................     11,535,000        11,960,872
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
    Pre-Refunded, 6.00%, 9/01/30 .................................................................      9,000,000         9,972,990
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ...........................        440,000           441,188
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
    8/01/27 ......................................................................................     21,000,000        22,512,000
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
    AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 ..................................................     13,110,000        13,799,717
  Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 ............................      5,000,000         5,345,450


24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
    Facility Project, Series A,
       5.95%, 1/01/11 ............................................................................   $  1,550,000   $     1,567,872
       6.05%, 1/01/17 ............................................................................      5,135,000         5,194,566
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 .....................      6,000,000         6,381,480
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
     5.30%, 9/01/29 ..............................................................................      1,615,000         1,636,948
     5.40%, 9/01/34 ..............................................................................      2,000,000         2,035,460
  Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 .............................     24,665,000        25,968,545
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ................      5,600,000         5,800,928
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 ..............................................................................      6,475,000         6,620,688
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 ..............................................................................     10,000,000        11,332,200
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 ............................................     12,000,000        10,254,360
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 ............................................     16,890,000        13,800,988
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 ............................................     16,000,000        12,525,440
  Southern California Public Power Authority Project Revenue, Magnolia Power Project,
    Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ........................................     15,800,000        16,694,280
  Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 ........................................................      1,135,000         1,136,294
  Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured,
    5.00%, 11/01/30 ..............................................................................      5,000,000         5,184,450
  Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
     5.875%, 8/01/23 .............................................................................      2,295,000         2,413,009
     6.00%, 8/01/31 ..............................................................................      6,585,000         6,939,866
  Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ...................    103,885,000        67,299,820
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
    FSA Insured, 5.95%, 7/01/17 ..................................................................      5,095,000         5,196,900
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ......................      9,110,000         9,522,865
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.20%, 9/01/29 ...............................................................................     19,160,000        19,780,018
  Stockton USD, GO,
     Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 .................................      5,030,000         5,168,325
     MBIA Insured, 5.00%, 1/01/28 ................................................................      5,335,000         5,479,098
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
    Series A, zero cpn., 10/01/28 ................................................................     17,855,000         6,019,992
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 ..............................................      7,840,000         8,038,509
  Tahoe Forest Hospital District Revenue, Series A,
     5.90%, 7/01/29 ..............................................................................      1,635,000         1,700,057
     Pre-Refunded, 5.90%, 7/01/29 ................................................................      6,355,000         6,733,822
  Thousand Oaks RDA, MFR, The Shadows Apartments, Series, FNMA Insured, Pre-Refunded,
    5.75%, 11/01/27 ..............................................................................      7,020,000         7,202,590
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 ..........         16,000            59,303
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ...................................     17,390,000        18,108,207


                                         Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
    Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36 .............................................   $ 80,500,000   $    85,974,805
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43 ............................................    123,165,000       132,221,322
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ................................................     48,435,000        52,798,993
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
     5.25%, 6/01/31 ..............................................................................      6,800,000         7,141,904
     5.375%, 6/01/41 .............................................................................     30,250,000        31,906,792
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 ..........      4,385,000         4,585,131
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 ......................................................     13,775,000        14,261,120
     Series A, FSA Insured, 6.10%, 10/01/15 ......................................................     13,220,000        14,471,537
     Series C, FSA Insured, 6.00%, 7/01/12 .......................................................      2,600,000         2,714,946
     Series C, FSA Insured, 6.10%, 7/01/19 .......................................................      5,215,000         5,991,983
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
    10/01/27 .....................................................................................      5,000,000         5,161,600
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .........      5,000,000         5,056,700
  Tulare Local Health Care District Health Facilities Revenue, California Mortgage Insured,
    5.20%, 12/01/21 ..............................................................................      4,455,000         4,537,373
  Tulare Sewer Revenue, XLCA Insured, 5.00%,
     11/15/36 ....................................................................................     15,925,000        16,350,994
     11/15/41 ....................................................................................     13,000,000        13,293,410
  Tustin CFD Special Tax, No. 04-01, John Lang Homes,
     5.375%, 9/01/29 .............................................................................      1,000,000         1,003,160
     5.50%, 9/01/34 ..............................................................................      1,500,000         1,511,340
  Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ...........................      8,645,000         9,076,558
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
    AMBAC Insured, 5.75%, 10/01/33 ...............................................................      4,910,000         5,142,243
  University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC Insured,
    5.00%, 5/15/34 ...............................................................................     10,000,000        10,254,500
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
    4.50%, 5/15/47 ...............................................................................     66,335,000        61,593,374
  University of California Regents Revenue, Series A, MBIA Insured, 4.50%, 5/15/37 ...............     36,715,000        34,586,631
  University of California Revenues,
     General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ...................................     35,000,000        33,560,100
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 ......................................     15,000,000        15,446,550
     Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/23 .............      9,200,000         9,609,400
     Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/26 .............     13,430,000        14,027,635
     Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31 ..................      5,000,000         5,177,350
     Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 ........................................     61,235,000        64,411,259
  Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ..........................     11,210,000        11,546,861
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ...................................................      4,620,000         4,416,304
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
    9/01/31 ......................................................................................      4,690,000         4,752,612
  Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ...................      2,115,000         2,119,801
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
    Project Area, 5.875%, 9/01/37 ................................................................      5,000,000         5,190,800


26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Vista USD, GO,
     Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 .....................................   $  4,370,000   $     4,548,864
     Series B, FGIC Insured, 5.00%, 8/01/28 ......................................................      6,000,000         6,176,940
  Washington Township Health Care District Revenue, Refunding, Series A, 5.00%, 7/01/37 ..........      7,000,000         7,010,850
  Washington Township Hospital District Revenue,
     AMBAC Insured, 5.25%, 7/01/23 ...............................................................      5,000,000         5,003,050
     Health Care District Revenue, 5.25%, 7/01/29 ................................................      6,500,000         6,590,870
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
    AMBAC Insured, 5.50%, 8/01/22 ................................................................      4,000,000         4,044,520
  West Contra Costa USD, GO,
     Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ....................................     11,605,000        11,988,313
     Series A, FSA Insured, 5.00%, 8/01/35 .......................................................     32,000,000        33,072,000
  West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
     6/01/30 .....................................................................................      4,200,000         4,257,078
     6/01/36 .....................................................................................      5,045,000         5,095,349
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ....................................      6,250,000         6,369,000
  West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
    9/01/34 ......................................................................................      5,000,000         5,228,450
  Westlands Water District Revenue COP,
     MBIA Insured, 5.00%, 9/01/26 ................................................................     13,150,000        13,485,062
     MBIA Insured, 5.00%, 9/01/34 ................................................................     13,500,000        13,785,795
     Series A, MBIA Insured, 5.00%, 9/01/30 ......................................................      6,250,000         6,401,313
     Series A, MBIA Insured, 5.00%, 9/01/31 ......................................................      7,490,000         7,700,095
     Series A, MBIA Insured, 5.00%, 9/01/35 ......................................................      6,910,000         7,059,394
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
     5.60%, 6/01/22 ..............................................................................     14,285,000        15,470,798
     5.75%, 6/01/31 ..............................................................................     28,000,000        30,509,920
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ...............................      8,685,000         8,948,677
  Yuba Community College District GO, Election of 2006, Series A, AMBAC Insured, 5.00%,
    8/01/46 ......................................................................................     24,080,000        24,789,878
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
     9/01/29 .....................................................................................     10,100,000        10,405,424
     9/01/34 .....................................................................................     12,765,000        13,111,697
                                                                                                                    ----------------
  TOTAL CALIFORNIA (COST $12,170,919,888) ........................................................                   12,734,274,514
                                                                                                                    ----------------
  U. S. TERRITORIES 7.6%
  PUERTO RICO 7.5%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
     5.50%, 5/15/39 ..............................................................................      7,210,000         7,502,077
     5.625%, 5/15/43 .............................................................................     25,500,000        26,670,450
  Puerto Rico Commonwealth GO, Public Improvement,
     Refunding, Series B, 5.25%, 7/01/32 .........................................................     20,000,000        20,858,400
     Refunding, Series B, 5.00%, 7/01/35 .........................................................     35,000,000        35,633,850
     Series A, 5.125%, 7/01/31 ...................................................................     95,185,000        96,847,882
     Series A, Pre-Refunded, 5.00%, 7/01/27 ......................................................     26,750,000        27,998,155
     Series A, Pre-Refunded, 5.125%, 7/01/31 .....................................................     47,740,000        49,880,662
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.00%, 7/01/36 .................................................................     63,000,000        67,275,810


                                         Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ...........................................   $  5,800,000   $     5,887,174
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ........................................    111,175,000       113,659,761
     Series B, Pre-Refunded, 6.00%, 7/01/31 ......................................................     13,000,000        13,875,160
     Series B, Pre-Refunded, 6.00%, 7/01/39 ......................................................     13,200,000        14,088,624
     Series D, Pre-Refunded, 5.375%, 7/01/36 .....................................................     45,000,000        47,856,600
     Series D, Pre-Refunded, 5.75%, 7/01/41 ......................................................     20,000,000        21,606,200
     Series K, Pre-Refunded, 5.00%, 7/01/40 ......................................................     30,000,000        31,991,700
     Series K, Pre-Refunded, 5.00%, 7/01/45 ......................................................     30,000,000        31,991,700
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     5.00%, 7/01/46 ..............................................................................     20,000,000        20,172,800
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 .......................................     10,000,000        10,161,500
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ...............................................................     15,000,000        15,560,700
     FGIC Insured, 5.00%, 7/01/24 ................................................................      6,505,000         6,787,252
  Puerto Rico Electric Power Authority Power Revenue,
     Series DD, MBIA Insured, 5.00%, 7/01/28 .....................................................     23,250,000        23,714,767
     Series II, Pre-Refunded, 5.25%, 7/01/31 .....................................................     48,000,000        51,172,800
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .....................      6,800,000         7,302,724
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ........................................................     26,510,000        27,464,360
     Series D, Pre-Refunded, 5.375%, 7/01/33 .....................................................     73,490,000        77,984,648
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 ..............................................................................     35,760,000        37,042,354
     Pre-Refunded, 5.50%, 8/01/29 ................................................................    104,235,000       110,661,088
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
    6/01/30 ......................................................................................     10,000,000        10,208,500
  University of Puerto Rico University Revenues, University System, Refunding, Series P, 5.00%,
     6/01/23 .....................................................................................     10,000,000        10,281,800
     6/01/24 .....................................................................................     15,410,000        15,821,601
     6/01/25 .....................................................................................     10,000,000        10,252,400
                                                                                                                    ----------------
  TOTAL PUERTO RICO ..............................................................................                    1,048,213,499
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .......................................      7,000,000         7,160,230
     Refunding, Series A, 5.50%, 10/01/14 ........................................................      3,865,000         3,960,543
                                                                                                                    ----------------
  TOTAL VIRGIN ISLANDS ...........................................................................                       11,120,773
                                                                                                                    ----------------
  TOTAL U. S. TERRITORIES (COST $988,939,124) ....................................................                    1,059,334,272
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $13,159,859,012) .............................................                   13,793,608,786
                                                                                                                    ----------------


28 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  CALIFORNIA 0.8%
b Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series B-1,
    AMBAC Insured, Weekly VRDN and Put, 3.61%, 4/01/47 ...........................................   $ 48,600,000   $    48,600,000
b California State Department of Water Resources Power Supply Revenue, Refunding,
    Sub Series F-5, Weekly VRDN and Put, 3.83%, 5/01/22 ..........................................     33,585,000        33,585,000
b California State Economic Recovery Revenue, Series C-16, FSA Insured, Weekly VRDN
    and Put, 3.71%, 7/01/23 ......................................................................     10,400,000        10,400,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
    Daily VRDN and Put, 3.70%, 7/01/35 ...........................................................        400,000           400,000
b Vernon Natural Gas Financing Authority Revenue, Vernon Gas Project, Series B, MBIA Insured,
    Weekly VRDN and Put, 3.68%, 8/01/21 ..........................................................     20,375,000        20,375,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $113,360,000) ...............................................                      113,360,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $13,273,219,012) 99.3% .................................................                   13,906,968,786
  OTHER ASSETS, LESS LIABILITIES 0.7% ............................................................                       92,238,636
                                                                                                                    ----------------
  NET ASSETS 100.0% ..............................................................................                  $13,999,207,422
                                                                                                                    ================

See Selected Portfolio Abbreviations on next page.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the aggregate value of these securities was $6,278,682, representing 0.04% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 29

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BIG      - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RMR      - Residential Mortgage Revenue
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


30 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $13,262,145,755
                                                          ================
Unrealized appreciation ...............................   $   689,538,946
Unrealized depreciation ...............................       (44,715,915)
                                                          ----------------
Net unrealized appreciation (depreciation) ............   $   644,823,031
                                                          ================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 31


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007






                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007

/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007

/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer